The RBB Fund, Inc.

ROBECO INVESTMENT FUNDS

Robeco Boston Partners Small Cap Value Fund II

Robeco WPG Small/Micro Cap Value Fund

Institutional Class

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated May 28, 2014

to Prospectus dated December 31, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Robeco Investment Management, Inc. (“Robeco”) has agreed to enter into a contractual fee waiver agreement (“Agreement”) in order to maintain the expense ratios of the Robeco Boston Partners Small Cap Value Fund II and Robeco WPG Small/Micro Cap Value Fund (each, a “Fund”) of The RBB Fund, Inc.   Pursuant to the Agreement effective May 28, 2014, Robeco shall through December 31, 2016, waive all or a portion of its investment advisory fees and/or reimburse expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) in an aggregate amount equal to the amount by which a Fund’s total annual fund operating expenses exceeds a total operating expense ratio of:

•                  1.10% of the average daily net assets attributable to the Institutional Class Shares of the Robeco Boston Partners Small Cap Value Fund II; and

•                  1.10% of the average daily net assets attributable to Institutional Class Shares of the Robeco WPG Small/Micro Cap Value Fund.

In addition, effective May 28, 2014, the advisory fee that Robeco is entitled to receive pursuant to its investment advisory agreement with The RBB Fund, Inc. with respect to the Robeco WPG Small/Micro Cap Value Fund has been reduced to 0.80% of average daily net assets up to $500 million and 0.75% of average daily net assets in excess of $500 million.

Accordingly, the “Expenses and Fees” table and “Example” for Robeco Boston Partners Small Cap Value Fund II beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.29%
Total annual Fund operating expenses	1.29%
Less Fee waivers and expense reimbursements (1)	(0.19)%
Net expenses	1.10%

(1)       The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.  If at any time during the three years from May 28, 2014 to May 28, 2017 the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.10%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$112	$350	$650	$1,504

Additionally, the “Expenses and Fees” table and “Example” for Robeco WPG Small/Micro Cap Value Fund beginning on page 30 of the Prospectus is deleted in its entirety and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	2.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.80%
Distribution (12b-1) fees	None
Other expenses	0.64%
Total annual Fund operating expenses	1.44%
Less Fee waivers and expense reimbursements (1)	(0.34)%
Net expenses	1.10%

(1)       The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund’s Institutional Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.  If at any time during the three years from May 28, 2014 to May 28, 2017 the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.10%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$112	$350	$684	$1,631

In addition, the second, third, fourth, fifth and sixth paragraphs under the heading “Robeco Investment Management, Inc.” in the section entitled “Management of the Funds” beginning on page 64 are deleted in their entirety and replaced with the following:

For its services to the Boston Partners Funds, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 2.25% of the Robeco Boston Partners Long/Short Equity Fund’s average daily net assets,1.00% of the Robeco Boston Partners Small Cap Value Fund II’s average daily net assets, 0.80% of the Robeco Boston Partners All-Cap Value Fund’s average daily net assets, 1.25% of the Robeco Boston Partners Long/Short Research Fund’s average daily net assets, 0.90% of the Robeco Boston Partners Global Equity Fund’s average daily net assets, 0.90% of the Robeco Boston Partners International Equity Fund’s daily net assets, and 1.50% of the Robeco Boston Partners Global Long/Short Fund’s average daily net assets.  Until December 31, 2014, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for Institutional Class Shares of the Robeco Boston Partners Long/Short Equity Fund,  the  Robeco Boston Partners All-Cap Value Fund, the Robeco Boston Partners Long/Short Research Fund, the Robeco Boston Partners Global Equity Fund, the Robeco Boston Partners International Equity Fund, and the Robeco Boston Partners Global Long/Short Fund of 2.50%,  0.70%, 1.50%, 0.95%, 0.95% and 2.00% (excluding certain items discussed below), respectively.  There can be no assurance that Robeco will continue such waivers after December 31, 2014.  Until December 31, 2016, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for Institutional Class Shares of the Robeco Boston Partners Small Cap Value Fund II to 1.10% (excluding certain items discussed below).  There can be no assurance that Robeco will continue such waivers after December 31, 2016.

In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.

For its services to the Robeco WPG Small/Micro Cap Value Fund, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreement:

•                0.80% of average daily net assets up to $500 million

•                0.75% of average daily net assets in excess of $500 million

Until December 31, 2016, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio of 1.10% (excluding certain items discussed below) for the Robeco WPG Small/Micro Cap Value Fund.   In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the net annualized expense ratio of the Robeco WPG Small/Micro Cap Value Fund to exceed 1.10%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that Robeco will continue such waivers after December 31, 2016.

For the Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund, and Robeco Boston

Partners Global Long/Short Fund, if at any time during the first three years the Funds’ Advisory Agreement with Robeco is in effect, the Funds’ total annual Fund operating expenses for that year are less than 1.50%, 0.95%, 0.95%, or 2.25%, respectively, Robeco is entitled to reimbursement by the Funds of the advisory fees waived and other payments remitted by Robeco to the Funds during such three-year period.  For the Robeco Boston Partners Small Cap Value Fund II and Robeco WPG Small/Micro Cap Value Fund, if at any time during the three years from May 28, 2014 to May 28, 2017 the Fund’s Advisory Agreement with Robeco is in effect, the Funds’ Total annual Fund operating expenses for that year are less than 1.10% and 1.10%, respectively, Robeco is entitled to reimbursement by the Funds of the advisory fees waived or other payments remitted by Robeco to the Funds during such three-year period.

Additionally, the fifth paragraph on page 65 under the heading “Robeco Boston Partners Small Cap Value Fund II” and the fourth paragraph on page 67 under the heading “Robeco WPG Small/Micro Cap Value Fund” in the section entitled “Management of the Funds” beginning on page 63 are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The RBB Fund, Inc.

ROBECO INVESTMENT FUNDS

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco Boston Partners Long/Short Research Fund

Robeco Boston Partners Global Equity Fund

Robeco Boston Partners International Equity Fund

Robeco Boston Partners Global Long/Short Fund

Investor Class

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated May 28, 2014

to Prospectus dated December 31, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.                                      Contractual Fee Waiver Agreement

Robeco Investment Management, Inc. (“Robeco”) has agreed to enter into a contractual fee waiver agreement (“Agreement”) in order to maintain the expense ratios of the Robeco Boston Partners Small Cap Value Fund II (the “Fund”) of The RBB Fund, Inc.   Pursuant to the Agreement effective May 28, 2014, Robeco shall through December 31, 2016, waive all or a portion of its investment advisory fees and/or reimburse expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) in an aggregate amount equal to the amount by which a Fund’s total annual Fund operating expenses exceeds 1.35% of the average daily net assets attributable to the Investor Class shares of the Fund.

Accordingly, the “Expenses and Fees” table and “Example” for the Fund beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution and servicing (12b-1) fees	0.25%
Other expenses	0.29%
Total annual Fund operating expenses	1.54%
Less Fee waivers and expense reimbursements (1)	(0.19)%
Net expenses	1.35%

(1)       The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund’s Investor Class shares exceeds 1.35% of the average daily net assets attributable to the Fund’s Investor Class shares. In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.35%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.  If at any time during the three years from May 28, 2014 to May 28, 2017 the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.35%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$137	$428	$783	$1,783

In addition, the second and third paragraphs under the heading “Robeco Investment Management, Inc.” in the section entitled “Management of the Funds” beginning on page 56 are deleted in their entirety and replaced with the following:

For its services to the Boston Partners Funds, Robeco is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 2.25% of the Robeco Boston Partners Long/Short Equity Fund’s average daily net assets, 1.00% of the Robeco Boston Partners Small Cap Value Fund II’s average daily net assets, 0.80% of the Robeco Boston Partners All-Cap Value Fund’s average daily net assets, 1.25% of the Robeco Boston Partners Long/Short Research Fund’s average daily net assets, 0.90% of the Robeco Boston Partners Global Equity Fund’s average daily net assets, 0.90% of the Robeco Boston Partners International Equity Fund’s average daily net assets, and 1.50% of the Robeco Boston Partners Global Long/Short Fund’s average daily net assets.  Until December 31, 2014, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Investor Class shareholders of Robeco Boston Partners Long/Short Equity Fund,  the Robeco Boston Partners All-Cap Value Fund, the Robeco Boston Partners Long/Short Research Fund, the Robeco Boston Partners Global Equity Fund, the Robeco Boston Partners International Equity Fund, and the Robeco Boston Partners Global Long/Short Fund  of 2.75%,   0.95%, 1.75%, 1.20%, 1.20% and 2.25% (excluding certain items discussed below), respectively. Until December 31, 2016, Robeco has agreed to waive its fees to the extent necessary to maintain an annualized expense ratio for the Investor Class shareholders of the Robeco Boston Partners Small Cap Value Fund II to 1.35%.  In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.  There can be no assurance that Robeco will continue such waivers for the Funds after December 31, 2014, or after December 31, 2016 with respect to the Robeco Boston Partners Small Cap Value Fund II.

For the Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners Global Equity Fund, Robeco Boston Partners International Equity Fund and Robeco Boston Partners Global Long/Short Fund, if at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.75%, 1.20%, 1.20% or 2.25%, respectively, Robeco is entitled to reimbursement by the Funds of the advisory fees waived and other payments remitted by Robeco to the Funds during such three-year period. For the Robeco Boston Partners Small Cap Value Fund II, if at any time during the three years from May 28, 2014 through May 28, 2017 the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for the year are less than 1.35%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.  There can be no assurance that Robeco will continue such waivers after December 31, 2014, or after December 31, 2016 for the Robeco Boston Partners Small Cap Value Fund II.

Additionally, the fifth paragraph on page 57 under the heading “Robeco Boston Partners Small Cap Value Fund II” in the section entitled “Management of the Funds” beginning on page 57 is hereby deleted in its entirety.

2.                                      Exchange Privilege

Further, the following paragraphs are added immediately under the heading “Exchange Privilege” in the section entitled “Shareholder Information” beginning on page 61:

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold.  The Robeco Investment Funds reserve the right, at their sole discretion, to change or discontinue the exchange privilege, or temporarily suspend the privilege during unusual market conditions when, in the judgment of management, such change or discontinuance is in the best interests of the Funds.

Beneficial holders with financial intermediary sponsored fee-based programs of Investor Class Shares of any Robeco Investment Fund are eligible to exchange their shares for Institutional Class Shares of the same Robeco Investment Fund if the accumulated value of their Investor Class Shares exceeds the minimum initial investment amount for Institutional Class Shares ($100,000) or the shareholder is otherwise eligible to purchase the Institutional Class Shares. The Fund will determine the eligibility of an investor to exercise the exchange privilege based on the current NAV of Investor Class Shares. Such an exchange will be effected at the NAV of the Investor Class Shares next calculated after the exchange request is received by the Transfer Agent in good order. Shares of each class of a Robeco Investment Fund represent equal pro rata interests in the Funds and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Class Shares can be expected to differ from the total return on Investor Class Shares. Shareholders who exercise the exchange privilege will generally not recognize a taxable gain or loss for federal income tax purposes on an exchange of Investor Class Shares for Institutional Class Shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.